Segment Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2016 Segments	Sep. 30, 2016 USD ($) Segments Segment	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Segments	Jun. 30, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segments	3	2		2
Number of reportable segments		2		2
Loss from continuing operations		$ (2,195)	$ (2,040)	$ (3,328)	$ (21,596)
Total assets of continuing operations		5,837		31,550	46,700
Expenditures for additions to long lived assets				1	3
Depreciation		11	19	54	148
Exploration		155	17	71	239
Continuing Operations
Segment Reporting Information [Line Items]
Total assets of continuing operations		5,837		5,508	8,264
Operating Segments | MPA
Segment Reporting Information [Line Items]
Loss from continuing operations		(90)	(335)	1,497	(16,146)
Total assets of continuing operations		1,069		1,194	4,593
Exploration				53	91
Operating Segments | Magellan Petroleum UK (MPUK)
Segment Reporting Information [Line Items]
Loss from continuing operations		(185)	1	(371)	(1,079)
Total assets of continuing operations		2,345		1,234	1,067
Expenditures for additions to long lived assets				0	0
Exploration				18	148
Operating Segments | Corporate
Segment Reporting Information [Line Items]
Loss from continuing operations		(1,920)	(1,710)	(4,507)	(4,394)
Total assets of continuing operations		59,762		61,315	60,733
Expenditures for additions to long lived assets				1	3
Depreciation				54	148
Inter-segment elimination
Segment Reporting Information [Line Items]
Loss from continuing operations		0	$ 4	53	23
Total assets of continuing operations		$ (57,339)		$ (58,235)	$ (58,129)